UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.9%
	Shares	Value
AUSTRALIA — 3.3%
Amcor	17,042	$194,551
APA Group	18,315	135,167
Commonwealth Bank of Australia	4,637	272,609
Sonic Healthcare	7,581	132,410
Sydney Airport	18,970	109,001

		843,738

BELGIUM — 2.4%
Anheuser-Busch InBev	1,166	150,338
KBC Groep *	6,321	328,579
Proximus SADP	3,905	121,899

		600,816

BRAZIL — 1.2%
Engie Brasil Energia	11,100	146,734
Ultrapar Participacoes	6,300	144,227

		290,961

CANADA — 13.2%
Agnico Eagle Mines	4,330	252,286
Alimentation Couche-Tard, Cl B	2,207	99,904
ARC Resources	4,386	77,257
Barrick Gold	19,800	432,881
BCE	2,645	126,829
CAE	19,260	257,282
Canadian National Railway	2,100	133,290
Enbridge	7,150	294,487
Encana	9,665	77,821
Fairfax Financial Holdings	632	339,256
First Capital Realty	6,036	107,339
First Quantum Minerals	7,330	63,460
Fortis	3,680	122,051
Metro, Cl A	2,670	97,193
Royal Bank of Canada	2,004	122,310
Saputo	2,430	73,102
Smart ‡	3,633	107,286
TELUS	3,900	130,663
Toronto-Dominion Bank	2,766	120,668
TransCanada	6,980	324,044

		3,359,409

CHILE — 0.5%
Antofagasta	18,500	122,935

CHINA — 2.1%
AAC Technologies Holdings	15,000	139,949

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — (continued)
Tencent Holdings	16,600	$398,959

		538,908

CZECH REPUBLIC — 1.0%
Komercni banka a.s.	6,120	240,578

DENMARK — 2.0%
Coloplast, Cl B	1,708	134,042
DSV	2,280	101,532
Novo Nordisk, Cl B	3,180	181,244
Vestas Wind Systems	1,420	99,144

		515,962

FRANCE — 8.6%
Essilor International	2,883	369,301
Hermes International	330	142,000
Iliad	601	116,840
Kering	725	137,744
Legrand	2,350	129,687
L’Oreal	660	125,653
LVMH Moet Hennessy Louis Vuitton	1,485	254,737
Safran	3,425	232,865
Societe BIC	943	139,407
Thales	2,320	211,414
TOTAL	4,942	236,310
Vinci	1,329	100,896

		2,196,854

GERMANY — 5.9%
Adidas	1,423	233,520
Bayerische Motoren Werke	2,100	180,939
Fresenius	5,083	379,641
SAP	4,750	416,492
Vonovia	7,600	301,280

		1,511,872

HONG KONG — 3.5%
AIA Group	97,200	601,867
CLP Holdings	7,000	72,887
Yue Yuen Industrial Holdings	53,500	217,173

		891,927

INDONESIA — 3.3%
AKR Corporindo	273,800	141,096
Bank Central Asia	73,100	80,643
Gudang Garam	23,500	121,147
Kalbe Farma	1,142,300	146,074
Matahari Department Store	64,500	98,115

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA — (continued)
Telekomunikasi Indonesia Persero	441,600	$142,609
Unilever Indonesia	30,100	103,524

		833,208

IRELAND — 0.5%
Kerry Group, Cl A	1,376	118,066

ISRAEL — 0.7%
Teva Pharmaceutical Industries ADR	3,473	185,806

ITALY — 0.6%
Intesa Sanpaolo	35,360	77,897
Terna Rete Elettrica Nazionale	13,494	73,487

		151,384

JAPAN — 8.3%
Asahi Group Holdings	3,600	122,804
Central Japan Railway	900	168,786
Daikin Industries	1,800	158,283
Daito Trust Construction	1,100	184,505
Japan Tobacco	3,000	117,822
KDDI	5,200	159,575
Kewpie	4,100	126,619
Makita	1,600	113,187
Mizuho Financial Group	80,200	130,764
Nippon Telegraph & Telephone	3,400	161,930
Nitori Holdings	1,100	136,742
NTT DOCOMO	5,800	155,604
ORIX	8,600	122,851
Sumitomo Mitsui Financial Group	4,400	142,023
Suzuki Motor	3,900	121,317

		2,122,812

MALAYSIA — 1.0%
KLCCP Stapled Group	39,400	72,595
Public Bank	15,100	72,338
Telekom Malaysia	60,800	102,018

		246,951

MEXICO — 3.6%
Arca Continental	14,900	95,833
Fomento Economico Mexicano	10,800	96,675
Grupo Aeroportuario del Pacifico, Cl B	12,700	124,941
Grupo Aeroportuario del Sureste, Cl B	8,040	123,792
Grupo Bimbo, Ser A	34,100	101,972
Grupo Carso	30,200	123,287
Grupo Televisa	24,400	129,692

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO — (continued)
Promotora y Operadora de Infraestructura	10,770	$125,934

		922,126

NETHERLANDS — 0.4%
Steinhoff International Holdings	16,235	103,102

NEW ZEALAND — 0.3%
Kiwi Property Group ‡	68,668	77,256

NORWAY — 0.5%
Telenor	7,770	129,978

PHILIPPINES — 0.3%
BDO Unibank	31,610	75,955

SINGAPORE — 0.6%
Singapore Telecommunications	51,900	161,523

SOUTH AFRICA — 1.6%
FirstRand	24,981	87,559
Hyprop Investments ‡	9,072	88,292
Naspers, Cl N	855	134,438
SPAR Group	6,970	104,115

		414,404

SOUTH KOREA — 2.7%
Amorepacific	356	123,312
Kangwon Land	5,331	195,127
KT&G	1,561	168,621
S-1, Cl 1	2,283	206,869

		693,929

SPAIN — 0.9%
Banco Bilbao Vizcaya Argentaria	12,700	74,205
Red Electrica	3,344	76,621
Repsol	5,927	74,730

		225,556

SWEDEN — 2.2%
Assa Abloy, Cl B	6,240	137,328
Castellum	5,221	79,171
Svenska Cellulosa SCA, Cl B	3,911	116,642
Svenska Handelsbanken, Cl A	19,615	236,757

		569,898

SWITZERLAND — 2.8%
Actelion *	1,153	205,081
Nestle	1,900	152,755

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — (continued)
Schindler Holding	530	$102,660
Sika	28	131,707
Swisscom	260	128,352

		720,555

TAIWAN — 1.6%
Taiwan Semiconductor Manufacturing ADR	14,400	400,032

UNITED KINGDOM — 16.3%
Amec Foster Wheeler	11,510	68,142
British American Tobacco	4,923	315,343
Compass Group	19,970	380,744
Croda International	6,195	273,485
Fresnillo	8,020	205,616
GlaxoSmithKline	7,400	165,846
Glencore *	24,920	61,789
Imperial Brands	5,963	315,378
Lloyds Banking Group	386,845	272,987
Mediclinic International	5,990	85,415
National Grid	8,890	127,830
Randgold Resources	3,610	425,380
Reckitt Benckiser Group	1,882	182,958
RELX	5,675	108,123
Royal Dutch Shell, Cl A	8,526	220,061
Shire	3,028	195,828
Smith & Nephew	15,103	249,250
Smiths Group	5,994	100,513
St. James’s Place	8,930	109,790
Unilever	3,668	172,082
WPP	5,512	124,265

		4,160,825

TOTAL COMMON STOCK (Cost $21,535,219)		23,427,326

EXCHANGE TRADED FUNDS — 4.5%
iShares MSCI Brazil Capped ETF	12,760	424,143
iShares MSCI Indonesia ETF	7,190	186,796
iShares MSCI Thailand Capped ETF	3,569	265,462
VanEck Vectors Russia ETF	14,333	258,424

TOTAL EXCHANGE TRADED FUNDS (Cost $1,011,223)		1,134,825

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2016
(Unaudited)

PREFERRED STOCK — 1.7%
	Shares	Value
BRAZIL — 0.4%
Petroleo Brasileiro *	25,600	$94,325

SOUTH KOREA — 1.3%
Samsung Electronics	301	339,923

TOTAL PREFERRED STOCK (Cost $366,488)		434,248

TOTAL INVESTMENTS — 98.1% (Cost $22,912,930)†		$24,996,399

Percentages are based on Net Assets of $25,489,431.

The outstanding forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Northern Trust Company	10/4/16	AUD	1,844,300	USD	1,366,518	$(31,956)
Northern Trust Company	10/11/16-10/19/16	BRL	3,134,000	USD	877,269	(69,584)
Northern Trust Company	9/12/16-10/18/16	CAD	3,914,000	USD	3,052,467	49,771
Northern Trust Company	8/17/16	DKK	4,315,000	USD	661,201	11,925
Northern Trust Company	10/3/16	EUR	3,975,000	USD	4,521,165	64,353
Northern Trust Company	8/16/16-10/31/16	GBP	1,634,300	USD	2,328,062	155,611
Northern Trust Company	10/11/16	JPY	94,000,000	USD	871,122	(48,855)
Northern Trust Company	9/26/16	KRW	415,000,000	USD	360,243	(13,096)
Northern Trust Company	9/22/16	MXN	13,074,000	USD	694,137	228
Northern Trust Company	9/27/16	SEK	2,000,000	USD	243,232	8,064
Northern Trust Company	10/11/16	SGD	498,000	USD	370,040	(642)
Northern Trust Company	10/31/16	TWD	9,371,000	USD	290,857	(4,964)
Northern Trust Company	10/4/16	USD	1,923,044	AUD	2,526,000	(7,659)
Northern Trust Company	10/11/16	USD	531,323	BRL	2,044,000	86,742
Northern Trust Company	9/30/16	USD	1,056,920	CAD	1,375,000	(2,055)
Northern Trust Company	9/22/16-10/11/16	USD	930,961	CHF	885,000	(11,568)
Northern Trust Company	8/17/16	USD	506,236	DKK	3,320,000	(6,677)
Northern Trust Company	9/22/16-10/3/16	USD	5,178,111	EUR	4,543,000	(84,773)
Northern Trust Company	8/16/16-10/31/16	USD	1,866,951	GBP	1,274,300	(173,067)
Northern Trust Company	9/23/16-11/2/16	USD	2,704,836	JPY	293,154,000	165,016
Northern Trust Company	10/11/16	USD	368,766	SGD	498,000	1,917
Northern Trust Company	10/31/16	USD	571,938	TWD	18,445,000	10,327
Northern Trust Company	10/11/16	USD	547,321	ZAR	8,600,000	64,340
Northern Trust Company	10/11/16	ZAR	8,600,000	USD	565,752	(45,908)

						$117,490

For the period ended July 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $22,912,930, and the unrealized appreciation and depreciation were $2,290,341 and $(206,872) respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2016
(Unaudited)

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

ETF — Exchange Traded Fund

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — South Korean Won

MSCI  — Morgan Stanley Capital International

MXN — Mexican Peso

SEK — Swedish Krona

SGD — Singapore Dollar

Ser — Series

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2016:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$843,738	$—	$—	$843,738
Belgium	600,816	—	—	600,816
Brazil	290,961	—	—	290,961
Canada	3,359,409	—	—	3,359,409
Chile	122,935	—	—	122,935
China	538,908	—	—	538,908
Czech Republic	240,578	—	—	240,578
Denmark	515,962	—	—	515,962
France	2,196,854	—	—	2,196,854
Germany	1,511,872	—	—	1,511,872
Hong Kong	891,927	—	—	891,927
Indonesia	833,208	—	—	833,208
Ireland	118,066	—	—	118,066
Israel	185,806	—	—	185,806
Italy	151,384	—	—	151,384
Japan	2,122,812	—	—	2,122,812
Malaysia	246,951	—	—	246,951
Mexico	922,126	—	—	922,126
Netherlands	103,102	—	—	103,102
New Zealand	77,256	—	—	77,256
Norway	129,978	—	—	129,978
Philippines	75,955	—	—	75,955
Singapore	161,523	—	—	161,523
South Africa	414,404	—	—	414,404
South Korea	693,929	—	—	693,929
Spain	225,556	—	—	225,556
Sweden	569,898	—	—	569,898
Switzerland	720,555	—	—	720,555
Taiwan	400,032	—	—	400,032
United Kingdom	4,160,825	—	—	4,160,825

Total Common Stock	23,427,326	—	—	23,427,326
Exchange Traded Funds	1,134,825	—	—	1,134,825
Preferred Stock
Brazil	94,325	—	—	94,325
South Korea	339,923	—	—	339,923

Total Preferred Stock	434,248	—	—	434,248

Total Investments in Securities	$24,996,399	$—	$—	$24,996,399

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2016
(Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts‡
Unrealized Appreciation	$—	$618,294	$—	$618,294
Unrealized Depreciation	—	(500,804)	—	(500,804)

Total Other Financial Instruments	$—	$117,490	$—	$117,490

‡ Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended July 31, 2016, there were transfers between Level 1 and 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. There were no other significant transfers between Level 1 and 2 assets for the period ended July 31, 2016. All other transfers were considered to have occurred as of the end of the period.

For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

RSQ-QH-001-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016